CROSSMARK ETF TRUST

SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)

CROSSMARK LARGE CAP GROWTH ETF

	Shares	Value
COMMON STOCKS – 139.9%
APPLICATION SOFTWARE – 13.2%
AppLovin Corp., Class A(a)	112	$43,758
Cadence Design Systems, Inc.(a)	126	45,936
Intuit, Inc.	63	49,463
Palantir Technologies, Inc., Class A(a)	170	26,920
		166,077

AUTOMOBILE MANUFACTURERS – 1.4%
Tesla, Inc.(a)	56	17,263

BIOTECHNOLOGY –3.1%
Gilead Sciences, Inc.	343	38,515

BROADLINE RETAIL – 4.5%
Amazon.com, Inc.(a)	245	57,357

DIVERSIFIED BANKS – 1.4%
Citigroup, Inc.	189	17,709

DIVERSIFIED SUPPORT SERVICES – 3.1%
Cintas Corp.	175	38,946

FINANCIAL EXCHANGES & DATA – 3.2%
Moody's Corp.	77	39,711

GOLD – 2.6%
Anglogold Ashanti PLC	699	32,329

HEALTH CARE DISTRIBUTORS – 3.1%
McKesson Corp.	56	38,838

HEALTH CARE SERVICES – 2.5%
Cigna Group (The)	119	31,818

HOTELS, RESORTS & CRUISE LINES – 5.9%
Booking Holdings, Inc.	7	38,528
Royal Caribbean Cruises Ltd.	113	35,919
		74,447

INTERACTIVE MEDIA & SERVICES – 6.5%
Alphabet, Inc., Class A	203	38,956
Meta Platforms, Inc., Class A	56	43,313
		82,269

MOVIES & ENTERTAINMENT – 7.9%
Netflix, Inc.(a)	56	64,926
Spotify Technology SA(a)	56	35,086
		100,012
	Shares	Value
PASSENGER GROUND TRANSPORTATION – 3.5%
Uber Technologies, Inc.(a)	503	$44,138

SEMICONDUCTOR MATERIALS & EQUIPMENT – 2.9%
KLA Corp.	42	36,919

SEMICONDUCTORS – 31.9%
Broadcom, Inc.	385	113,075
NVIDIA Corp.	1,436	255,421
QUALCOMM, Inc.	231	33,902
		402,398

SYSTEMS SOFTWARE – 21.4%
Fortinet, Inc.(a)	364	36,365
Microsoft Corp.	364	194,194
ServiceNow, Inc.(a)	41	38,669
		269,228

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 11.4%
Apple, Inc.	692	143,638

TRANSACTION & PAYMENT PROCESSING SERVICES – 10.4%
Mastercard, Inc., Class A	112	63,445
Visa, Inc., Class A	196	67,712
		131,157

TOTAL COMMON STOCKS (COST - $1,758,395)		1,762,769

	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase & Co., New York, 3.68%, 8/01/25	$1,797	1,797

TOTAL SHORT-TERM INVESTMENTS (COST - $1,797)		1,797

TOTAL INVESTMENTS (COST - $1,760,192) – 140.0%		1,764,566

LIABILITIES IN EXCESS OF OTHER ASSETS – (40.0%)		(503,919)

NET ASSETS – 100.0%		$1,260,647

(a)	Non-income producing security.

PLC - Public Limited Company

SA - Societe Anonyme

See Notes to Schedule of Investments.

 CROSSMARK ETF TRUST

SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)

CROSSMARK LARGE CAP VALUE ETF

	Shares	Value
COMMON STOCKS – 99.9%
AGRICULTURAL & FARM MACHINERY – 2.5%
Deere & Co.	48	$25,170

APPLICATION SOFTWARE – 2.7%
Salesforce, Inc.	104	26,866

BIOTECHNOLOGY – 4.6%
Amgen, Inc.	72	21,247
Gilead Sciences, Inc.	216	24,255
		45,502

BROADLINE RETAIL – 1.0%
Amazon.com, Inc.(a)	44	10,301

CABLE & SATELLITE – 2.3%
Comcast Corp., Class A	700	23,261

COMMUNICATIONS EQUIPMENT – 3.0%
Cisco Systems, Inc.	436	29,683

CONSUMER FINANCE – 4.9%
American Express Co.	80	23,945
Capital One Financial Corp.	116	24,940
		48,885

DATA PROCESSING & OUTSOURCED SERVICES – 2.0%
Genpact Ltd.	452	19,911

DIVERSIFIED BANKS – 10.5%
Bank of America Corp.	644	30,442
Citigroup, Inc.	272	25,486
JP Morgan Chase & Co.	60	17,774
Wells Fargo & Co.	368	29,672
		103,374

ELECTRICAL COMPONENTS & EQUIPMENT – 2.3%
Emerson Electric Co.	160	23,282

ELECTRONIC MANUFACTURING SERVICES – 1.9%
Flex Ltd.(a)	388	19,350

ENVIRONMENTAL & FACILITIES SERVICES – 2.1%
Republic Services, Inc., Class A	92	21,220

FINANCIAL EXCHANGES & DATA – 3.7%
CME Group, Inc., Class A	84	23,376
S&P Global, Inc.	24	13,226
		36,602

HEALTH CARE DISTRIBUTORS – 2.0%
McKesson Corp.	28	19,419

HEALTH CARE EQUIPMENT – 2.4%
Medtronic PLC	268	24,184

HEALTH CARE SERVICES – 3.0%
Cigna Group (The)	76	20,321
CVS Health Corp.	164	10,184
		30,505

HOTELS, RESORTS & CRUISE LINES – 2.2%
Booking Holdings, Inc.	4	22,016

HUMAN RESOURCE & EMPLOYMENT SERVICES – 2.1%
Automatic Data Processing, Inc.	68	21,046

INSURANCE BROKERS – 1.0%
Marsh & McLennan Cos, Inc.	48	9,562
	Shares	Value
INTEGRATED OIL & GAS – 1.6%
Chevron Corp.	108	$16,377

INTEGRATED TELECOMMUNICATION SERVICES – 5.4%
AT&T, Inc.	976	26,752
Verizon Communications, Inc.	616	26,340
		53,092

INTERACTIVE MEDIA & SERVICES – 4.1%
Alphabet, Inc., Class A	52	9,979
Meta Platforms, Inc., Class A	40	30,938
		40,917

INVESTMENT BANKING & BROKERAGE – 7.4%
Charles Schwab Corp. (The)	264	25,801
Goldman Sachs Group, Inc. (The)	40	28,944
XP, Inc., Class A	1,192	19,239
		73,984

IT CONSULTING & OTHER SERVICES – 5.2%
Accenture PLC, Class A	92	24,573
International Business Machines Corp.	104	26,328
		50,901

MANAGED HEALTH CARE – 2.3%
Elevance Health, Inc.	80	22,646
MOVIES & ENTERTAINMENT – 2.8%
Walt Disney Co. (The)	232	27,634

MULTI-SECTOR HOLDINGS – 1.2%
Berkshire Hathaway, Inc., Class B(a)	24	11,325

OIL & GAS EXPLORATION & PRODUCTION – 2.5%
ConocoPhillips	264	25,170

PROPERTY & CASUALTY INSURANCE – 2.5%
Progressive Corp. (The)	100	24,204

RAIL TRANSPORTATION – 2.4%
Union Pacific Corp.	108	23,973

REGIONAL BANKS – 2.0%
Popular, Inc.	176	20,166

SEMICONDUCTORS – 2.3%
QUALCOMM, Inc.	156	22,895

WIRELESS TELECOMMUNICATION SERVICES – 2.0%
Millicom International Cellular SA	492	19,754

TOTAL COMMON STOCKS (COST - $1,007,568)		993,177

	Principal Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase & Co., New York, 3.68%, 8/01/25	$1,130	1,130

TOTAL SHORT-TERM INVESTMENTS (COST - $1,130)		1,130

TOTAL INVESTMENTS (COST - $1,008,698) – 100.0%		994,307

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%(b)		(96)

NET ASSETS – 100.0%		$994,211

(a)	Non-income producing security.

(b)	Less than 0.05%.

PLC - Public Limited Company

SA - Societe Anonyme

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS — July 31, 2025 (Unaudited)

Investments Valuation

The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. The Funds’ Board of Directors (the “Board”) has designated the Crossmark Global Investments, Inc. (“Crossmark” or the “Adviser”) as the Adviser to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various methodologies, including the following:

Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“Nasdaq”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on Nasdaq, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or last trade price. Open-end money market mutual funds are valued at Net Asset Value (“NAV”) per share. Cash equivalents, including overnight time deposits, are valued at amortized cost.

If portfolio investments held by the Funds cannot be valued as set forth above or if a market quotation for a portfolio investment is not readily available, or cannot be determined, or if any market quotation is deemed to be unreliable or inaccurate by Crossmark, the portfolio investment will be priced at its fair value as determined by Crossmark. It cannot be assured that any such fair value determination represents the price at which the particular portfolio investments could be sold during the period in which such fair value prices are used to determine the value of a Fund’s assets. Thus, during periods when one or more of a Fund’s portfolio investments are valued at fair value, there is the risk that sales and redemptions of Fund shares at prices based on these values may dilute or increase the economic interests of remaining shareholders.

Accounting principles generally accepted in the United States of America (“GAAP”), establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and net assets for money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk).

Level 3 – Significant unobservable (including the Funds’ assumptions in determining the fair value of investments).

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2025:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Crossmark Large Cap Growth ETF
Assets:
Common Stocks*	$1,762,769	$–	$–	$1,762,769
Short-Term Investments:
Time Deposits	–	1,797	–	1,797
Total Assets	$1,762,769	$1,797	$–	$1,764,566

Crossmark Large Cap Value ETF
Assets:
Common Stocks*	$993,177	$–	$–	$993,177
Short-Term Investments:
Time Deposits	–	1,130	–	1,130
Total Assets	$993,177	$1,130	$–	$994,307

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.

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